AIG Consumer Insurance 1999 Avenue of the Stars,	January 30, 2015
27th Floor Los Angeles, CA 90067 www.aig.com Helena Lee	VIA EDGAR & OVERNIGHT MAIL Ms. Sally Samuel Senior Counsel
Assistant GENERAL	U.S. Securities and Exchange Commission
COUNSEL	Division of Investment Management
Legal	100 F Street, N.E.
T + 1 310 772 6259	Washington, D.C. 20549
F +1 310 772 6569
hlee@sunamerica.com
Re: Variable Separate Account (“Registrant”)
American General Life Insurance Company (“Depositor”)
Polaris Select Investor Variable Annuity
Post-Effective Amendment No. 1 and Amendment No. 2 on Form N-4
File Numbers: 333-198223 and 811-03859

Dear Ms. Samuel:

On behalf of the Registrant, we are submitting for filing, pursuant to the Securities Act of 1933, as amended, (“1933 Act”) and the Investment Company Act of 1940, as amended (“1940 Act”), Post-Effective Amendment No. 1 and Amendment No. 2 under the 1933 Act and the 1940 Act, respectively, to the Registration Statement on Form N-4.

The purpose of filing this 485(a) filing is to add a C-Share Option for prospectively issued contracts in the registration statement for the variable annuity product. This C-Share Option is available for an additional 0.25% fee and will remove all withdrawal charges on the contract.

We have removed all financial statements and references to Independent Auditors from this filing and therefore, make this filing without including an Auditor’s consent. Registrant commits to file a post-effective amendment that will incorporate any Staff comments as well as include the appropriate financial statements and Auditor’s consent.

Under separate cover, we will submit a request for relief pursuant to Rule 485(b)(1)(vii) letter (the “(b)(1)(vii) Letter”) requesting that the modifications in the Amendments be used as a template for another existing registration statement (“Other Filing”). The (b)(1)(vii) Letter will commit to incorporate the modifications in the Amendments, and any applicable Staff comments thereto, into the Other Filing by means of 485(b) filing.

The Amendments will automatically become effective on April 30, 2015. We kindly request that the Staff provide comments no later than March 13, 2015. We would then have sufficient time to work with the Staff to address any comments, file a 485(b) amendment reflecting those comments and obtain relief pursuant to Rule 485(b)(1)(vii). We would appreciate the Staff’s efforts to accommodate this schedule.

Should you have any questions or need any additional information concerning the Registration Statement, please do not hesitate to contact me at (310) 772-6259.

Very truly yours,

/S/ Helena Lee

Helena Lee